Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

	Year ended December 31,
	2023	2022	2021
Numerator:

Net income (loss)	$33,137	$(424,863)	$(117,209)

Denominator:

Basic weighted-average shares used to compute net income (loss) per share	56,829,962	57,993,364	57,004,154

Weighted-average effect of dilutive ordinary shares:

Employee stock options and ESPP shares	1,039,744	—	—
RSUs and PSUs	533,331	—	—

Dilutive weighted-average shares used to compute net income (loss) per share	58,403,037	57,993,364	57,004,154

Basic net income (loss) per share	$0.58	$(7.33)	$(2.06)

Diluted net income (loss) per share	$0.57	$(7.33)	$(2.06)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table]

	Year ended December 31,
	2023	2022	2021

Employee stock options and ESPP shares	2,245,872	4,332,022	4,720,600
RSUs and PSUs	818,288	3,123,019	2,225,516
Convertible Notes	1,426,748	3,969,514	3,969,514

	4,490,908	11,424,555	10,915,630